Investment Objectives and Goals - F/m US Treasury 3 Month Bill ETF	Feb. 10, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION F/m US Treasury 3 Month Bill Fund - Institutional Class Shares (TBFMX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m US Treasury 3 Month Bill Fund (the “F/m UST 3M Bill Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index (I00087US) (the “Underlying Index”).